Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	The Alger Portfolios
Entity Central Index Key	0000832566
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000025024 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Large Cap Growth Portfolio
Class Name	Class I-2
Trading Symbol	AAGOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Large Cap Growth Portfolio (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Large Cap Growth Portfolio (Class I-2 / AAGOX)	$43	0.81%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.81%	[1]
Net Assets	$ 397,360,964
Holdings Count | Holding	57	[2]
Investment Company Portfolio Turnover	58.76%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2025.
Fund net assets	$397,360,964
Total number of portfolio holdings[1]	57
Portfolio turnover rate	58.76%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	21.1%
Consumer Discretionary	9.9%
Exchange Traded Fund	2.6%
Health Care	8.3%
Industrials	8.1%
Information Technology	41.2%
Materials	0.9%
Mutual Fund	2.8%
Utilities	5.1%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets

C000025026 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Growth Portfolio
Class Name	Class I-2
Trading Symbol	AASOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Small Cap Growth Portfolio (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Portfolio (Class I-2 / AASOX)	$48	0.99%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.99%	[3]
Net Assets	$ 137,919,892
Holdings Count | Holding	101	[4]
Investment Company Portfolio Turnover	16.69%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2025.
Fund net assets	$137,919,892
Total number of portfolio holdings[1]	101
Portfolio turnover rate	16.69%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	0.6%
Consumer Discretionary	15.9%
Consumer Staples	3.0%
Energy	2.7%
Financials	2.7%
Health Care	23.0%
Industrials	15.5%
Information Technology	27.5%
Materials	0.8%
Utilities	0.4%
Short-Term Investments and Other Net Assets	7.9%
100.0%
†	Based on net assets

C000025028 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Growth & Income Portfolio
Class Name	Class I-2
Trading Symbol	AIGOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Growth & Income Portfolio (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Growth & Income Portfolio (Class I-2 / AIGOX)	$40	0.78%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%	[5]
Net Assets	$ 42,836,863
Holdings Count | Holding	77	[6]
Investment Company Portfolio Turnover	0.65%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2025.
Fund net assets	$42,836,863
Total number of portfolio holdings[1]	77
Portfolio turnover rate	0.65%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	9.5%
Consumer Discretionary	7.5%
Consumer Staples	6.3%
Energy	4.4%
Financials	15.3%
Health Care	9.9%
Industrials	6.6%
Information Technology	34.6%
Materials	1.6%
Real Estate	3.0%
Utilities	1.5%
Short-Term Investments and Other Net Assets	(0.2)%
100.0%
†	Based on net assets

C000025030 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Balanced Portfolio
Class Name	Class I-2
Trading Symbol	ABLOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Balanced Portfolio (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Balanced Portfolio (Class I-2 / ABLOX)	$48	0.95%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[7]
Net Assets	$ 62,068,254
Holdings Count | Holding	109	[8]
Investment Company Portfolio Turnover	8.04%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2025.
Fund net assets	$62,068,254
Total number of portfolio holdings[1]	109
Portfolio turnover rate	8.04%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	6.8%
Consumer Discretionary	5.4%
Consumer Staples	4.5%
Energy	3.1%
Financials	10.9%
Health Care	7.2%
Industrials	4.8%
Information Technology	25.0%
Materials	1.1%
Real Estate	2.2%
Utilities	1.1%
Total Equities	72.1%
Corporate Bonds††
AAA	0.9
AA	4.8
A	9.9
BBB	8.8
Total Corporate Bonds	24.4%
U.S. Government Bonds	2.5%
Short-Term Investments and Other Net Assets	1.0%
100.0%
†	Based on net assets
††
For purposes of this report, credit quality ratings shown above reflect the rating assigned by S&P Global Ratings. This rating agency is an independent, nationally recognized statistical rating organization and is widely used. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Credit quality ratings are subject to change.

C000025032 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Growth Portfolio
Class Name	Class I-2
Trading Symbol	AMGOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Mid Cap Growth Portfolio (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Portfolio (Class I-2 / AMGOX)	$47	0.90%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%	[9]
Net Assets	$ 153,265,214
Holdings Count | Holding	63	[10]
Investment Company Portfolio Turnover	42.22%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2025.
Fund net assets	$153,265,214
Total number of portfolio holdings[1]	63
Portfolio turnover rate	42.22%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	7.8%
Consumer Discretionary	10.0%
Consumer Staples	1.6%
Exchange Traded Fund	3.5%
Financials	11.3%
Health Care	5.2%
Industrials	22.9%
Information Technology	25.3%
Materials	1.2%
Real Estate	4.3%
Utilities	4.8%
Short-Term Investments and Other Net Assets	2.1%
100.0%
†	Based on net assets

C000025034 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Capital Appreciation Portfolio
Class Name	Class I-2
Trading Symbol	ALVOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Capital Appreciation Portfolio (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Portfolio (Class I-2 / ALVOX)	$50	0.94%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.94%	[11]
Net Assets	$ 679,465,643
Holdings Count | Holding	70	[12]
Investment Company Portfolio Turnover	41.29%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2025.
Fund net assets	$679,465,643
Total number of portfolio holdings[1]	70
Portfolio turnover rate	41.29%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	18.2%
Consumer Discretionary	11.7%
Energy	0.6%
Financials	3.6%
Health Care	5.1%
Industrials	6.2%
Information Technology	48.5%
Materials	0.4%
Utilities	5.7%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets

C000025033 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Capital Appreciation Portfolio
Class Name	Class S
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Capital Appreciation Portfolio (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Portfolio (Class S)	$63	1.19%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.19%	[13]
Net Assets	$ 679,465,643
Holdings Count | Holding	70	[14]
Investment Company Portfolio Turnover	41.29%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2025.
Fund net assets	$679,465,643
Total number of portfolio holdings[1]	70
Portfolio turnover rate	41.29%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	18.2%
Consumer Discretionary	11.7%
Energy	0.6%
Financials	3.6%
Health Care	5.1%
Industrials	6.2%
Information Technology	48.5%
Materials	0.4%
Utilities	5.7%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets

[1]	Annualized.
[2]	Excludes Money Market Funds.
[3]	Annualized.
[4]	Excludes Money Market Funds.
[5]	Annualized.
[6]	Excludes Money Market Funds.
[7]	Annualized.
[8]	Excludes Money Market Funds.
[9]	Annualized.
[10]	Excludes Money Market Funds.
[11]	Annualized.
[12]	Excludes Money Market Funds.
[13]	Annualized.
[14]	Excludes Money Market Funds.